Eaton Vance
Special Equities Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Aerospace & Defense — 2.5%
Hexcel Corp.	10,665	$ 727,886
Woodward, Inc.	5,497	535,243
		$ 1,263,129
Automobile Components — 3.4%
Dana, Inc.	8,352	$ 125,698
Dorman Products, Inc.(1)	14,147	1,220,320
Visteon Corp.(1)	2,358	369,805
		$ 1,715,823
Automobiles — 0.7%
Harley-Davidson, Inc.	9,578	$ 363,677
		$ 363,677
Banks — 4.1%
Commerce Bancshares, Inc.	11,049	$ 644,709
M&T Bank Corp.	4,243	507,335
SouthState Corp.	9,692	690,652
Wintrust Financial Corp.	3,249	237,015
		$ 2,079,711
Biotechnology — 0.7%
Neurocrine Biosciences, Inc.(1)	3,578	$ 362,165
		$ 362,165
Building Products — 3.6%
AAON, Inc.	9,898	$ 957,038
AZEK Co., Inc. (The)(1)	36,802	866,319
		$ 1,823,357
Capital Markets — 4.8%
LPL Financial Holdings, Inc.	1,612	$ 326,269
MarketAxess Holdings, Inc.	2,263	885,489
Stifel Financial Corp.	5,068	299,468
Tradeweb Markets, Inc., Class A	11,395	900,433
		$ 2,411,659
Chemicals — 4.4%
Quaker Chemical Corp.	4,332	$ 857,519
Valvoline, Inc.	39,052	1,364,477
		$ 2,221,996
Security	Shares	Value
Commercial Services & Supplies — 2.9%
Rentokil Initial PLC ADR	40,027	$ 1,461,386
		$ 1,461,386
Communications Equipment — 1.8%
F5, Inc.(1)	6,048	$ 881,133
		$ 881,133
Consumer Staples Distribution & Retail — 2.6%
Casey's General Stores, Inc.	1,155	$ 250,011
Performance Food Group Co.(1)	17,657	1,065,424
		$ 1,315,435
Containers & Packaging — 1.6%
AptarGroup, Inc.	6,874	$ 812,438
		$ 812,438
Electric Utilities — 1.2%
Alliant Energy Corp.	10,818	$ 577,681
		$ 577,681
Electrical Equipment — 0.5%
Generac Holdings, Inc.(1)	2,132	$ 230,277
		$ 230,277
Electronic Equipment, Instruments & Components — 0.5%
National Instruments Corp.	4,314	$ 226,097
		$ 226,097
Ground Transportation — 1.3%
Landstar System, Inc.	3,772	$ 676,169
		$ 676,169
Health Care Equipment & Supplies — 7.1%
Cooper Cos., Inc. (The)	3,470	$ 1,295,559
Envista Holdings Corp.(1)	25,055	1,024,249
Neogen Corp.(1)	16,989	314,636
Teleflex, Inc.	3,681	932,434
		$ 3,566,878
Health Care Providers & Services — 7.8%
Addus HomeCare Corp.(1)	4,544	$ 485,118
Agiliti, Inc.(1)	44,600	712,708
Chemed Corp.	2,603	1,399,763

Eaton Vance
Special Equities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Premier, Inc., Class A	15,670	$ 507,238
R1 RCM, Inc.(1)	53,961	809,415
		$ 3,914,242
Hotels, Restaurants & Leisure — 5.4%
Domino's Pizza, Inc.	2,253	$ 743,197
Papa John's International, Inc.	4,828	361,762
Planet Fitness, Inc., Class A(1)	3,182	247,146
Texas Roadhouse, Inc.	2,489	268,961
Wyndham Hotels & Resorts, Inc.	16,386	1,111,790
		$ 2,732,856
Industrial REITs — 4.1%
EastGroup Properties, Inc.	5,897	$ 974,892
Rexford Industrial Realty, Inc.	18,164	1,083,483
		$ 2,058,375
Insurance — 9.5%
RLI Corp.	7,639	$ 1,015,299
Ryan Specialty Holdings, Inc., Class A(1)	23,543	947,370
Selective Insurance Group, Inc.	10,333	985,045
W.R. Berkley Corp.	14,887	926,865
White Mountains Insurance Group, Ltd.	674	928,428
		$ 4,803,007
Leisure Products — 0.9%
Brunswick Corp.	5,813	$ 476,666
		$ 476,666
Machinery — 5.3%
Graco, Inc.	13,968	$ 1,019,804
Middleby Corp.(1)	6,958	1,020,112
Nordson Corp.	2,741	609,215
		$ 2,649,131
Multi-Utilities — 1.1%
CMS Energy Corp.	9,377	$ 575,560
		$ 575,560
Pharmaceuticals — 1.4%
Jazz Pharmaceuticals PLC(1)	4,719	$ 690,531
		$ 690,531
Security	Shares	Value
Professional Services — 2.9%
CBIZ, Inc.(1)	28,974	$ 1,433,923
		$ 1,433,923
Residential REITs — 2.1%
Equity LifeStyle Properties, Inc.	15,528	$ 1,042,395
		$ 1,042,395
Software — 10.4%
Altair Engineering, Inc., Class A(1)	9,796	$ 706,389
Ceridian HCM Holding, Inc.(1)	5,638	412,814
Clearwater Analytics Holdings, Inc., Class A(1)	24,432	389,935
Envestnet, Inc.(1)	14,571	854,881
Fair Isaac Corp.(1)	1,862	1,308,409
Progress Software Corp.	9,004	517,280
SPS Commerce, Inc.(1)	2,918	444,411
Tyler Technologies, Inc.(1)	1,740	617,074
		$ 5,251,193
Specialized REITs — 1.8%
CubeSmart	19,296	$ 891,861
		$ 891,861
Specialty Retail — 0.9%
Floor & Decor Holdings, Inc., Class A(1)	2,177	$ 213,825
RH(1)	989	240,871
		$ 454,696
Trading Companies & Distributors — 2.0%
Core & Main, Inc., Class A(1)	35,908	$ 829,475
Herc Holdings, Inc.	1,692	192,719
		$ 1,022,194
Total Common Stocks (identified cost $41,173,641)		$49,985,641

Eaton Vance
Special Equities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(2)	400,160	$ 400,160
Total Short-Term Investments (identified cost $400,160)		$ 400,160
Total Investments — 100.1% (identified cost $41,573,801)		$50,385,801
Other Assets, Less Liabilities — (0.1)%		$ (57,507)
Net Assets — 100.0%		$50,328,294
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at March 31, 2023.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $400,160, which represents 0.8% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$997,723	$3,433,647	$(4,031,210)	$ —	$ —	$400,160	$9,705	400,160
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$49,985,641*	$ —	$ —	$49,985,641
Short-Term Investments	400,160	—	—	400,160
Total Investments	$50,385,801	$ —	$ —	$50,385,801
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Special Equities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Agreement and Plan of Reorganization
In December 2022, the Trustees of Eaton Vance Special Investment Trust, on behalf of the Fund, approved an Agreement and Plan of Reorganization pursuant to which the Fund is expected to be reorganized into Calvert Small/Mid-Cap Fund, a newly formed series of Calvert Management Series. The proposed reorganization was approved by shareholders of the Fund at a special meeting of shareholders held on April 27, 2023. The reorganization is expected to close on or about September 15, 2023, or such other date as the parties to the Agreement and Plan of Reorganization may agree.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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